UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Global Fixed Income Fund

Schedule of Investments

July 31, 2008 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (93.4%)
Australia (2.7%)
Sovereign (2.7%)
1,710	AUD	Queensland Treasury Corp., Series 15G, Global Government Guaranteed Notes	(AAA, Aaa)	10/14/15	6.000	$1,537,573
TOTAL AUSTRALIA						1,537,573

Austria (2.7%)
Banks (2.7%)
160,000	JPY	Osterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, NR)	03/22/10	1.800	1,500,917
TOTAL AUSTRIA						1,500,917

Belgium (8.0%)
Sovereign (8.0%)
1,420	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/09	3.750	2,205,128
1,350	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/28	5.500	2,260,357
TOTAL BELGIUM						4,465,485

Bermuda (0.2%)
Insurance (0.2%)
130	USD	Everest Reinsurance Holdings, Notes	(A-, A3)	10/15/14	5.400	114,836
TOTAL BERMUDA						114,836

Canada (5.4%)
Mining (0.8%)
300	EUR	Xstrata Canada Financial Corp., Series EMTN, Company Guaranteed Notes	(BBB+, Baa2)	05/27/11	5.875	460,579
Pipelines (0.1%)
75	USD	TransCanada PipeLines, Ltd., Yankee Bonds §	(A-, A3)	01/15/15	4.875	70,139
Regional Province (1.8%)
1,000	CAD	Province of Quebec Canada, Series EMTN, Unsubordinated Notes	(A+, Aa2)	02/04/13	4.375	996,027
Sovereign (2.7%)
1,500	CAD	Government of Canada	(AAA, Aaa)	09/01/09	4.250	1,483,516
TOTAL CANADA						3,010,261

Denmark (0.8%)
Oil & Gas (0.8%)
300	EUR	Dong Energy AS, Senior Unsecured Notes	(BBB+, Baa1)	06/29/12	3.500	437,337
TOTAL DENMARK						437,337

France (1.3%)
Banks (0.5%)
200	EUR	Compagnie de Financement Foncier	(AAA, Aaa)	02/11/11	3.875	303,838

Diversified Telecommunication Services (0.3%)
100	EUR	SFR SA	(NR, NR)	07/18/12	3.375	144,491

Electric (0.1%)
50	EUR	Electricite de France, Series EMTN, Senior Unsecured Notes	(AA-, Aa1)	05/29/20	5.375	77,841

Engineering & Construction (0.4%)
150	EUR	Bouygues SA, Euro-zone Senior Unsecured Notes	(A-, A3)	07/03/15	6.125	231,181
TOTAL FRANCE						757,351

Germany (7.4%)
Banks (4.3%)
120,000	JPY	Kreditanstalt fuer Wiederaufbau, Global Government Guaranteed Notes	(AAA, Aaa)	02/16/26	2.050	1,077,819

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Germany
Banks
140,000	JPY	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA, Aaa)	04/25/13	1.375	$1,293,953
						2,371,772
Diversified Financials (0.1%)
50	EUR	Volkswagen Leasing GmbH, Series EMTN, Company Guaranteed Notes	(A-, A3)	10/18/12	4.875	76,109
Sovereign (3.0%)
1,060	EUR	Federal Republic of Germany	(AAA, Aaa)	07/04/10	5.250	1,682,230
TOTAL GERMANY						4,130,111

Ireland (1.3%)
Diversified Financials (1.3%)
500	EUR	GE Capital European Funding, Series EMTN, Company Guaranteed Notes	(AAA, Aaa)	10/27/16	4.125	704,679
TOTAL IRELAND						704,679

Italy (0.8%)
Banks (0.8%)
100	EUR	Intesa Sanpaolo SpA	(AA-, Aa2)	04/28/11	5.000	154,188
200	EUR	UniCredit SpA	(A+, Aa2)	02/12/13	4.875	303,736
TOTAL ITALY						457,924

Japan (2.7%)
Sovereign (2.7%)
190,000	JPY	Development Bank of Japan, Global Government Guaranteed Notes	(AA, Aa1)	06/20/23	1.050	1,533,819
TOTAL JAPAN						1,533,819

Luxembourg (1.9%)
Diversified Financials (0.3%)
100	EUR	John Deere Bank SA, Series EMTN, Company Guaranteed Notes	(A, A2)	06/23/11	6.000	157,858
Sovereign (0.5%)
200	EUR	ITW Finance Europe SA, Euro-zone Company Guaranteed Notes	(AA-, Aa3)	10/01/14	5.250	301,022
Telecommunications Equipment (1.1%)
149	EUR	SES Global, Company Guaranteed Notes	(BBB, Baa2)	11/19/08	4.500	231,210
250	EUR	SES Global, Series EMTN, Company Guaranteed Notes	(BBB, Baa2)	03/15/11	4.000	368,360
						599,570
TOTAL LUXEMBOURG						1,058,450

Malaysia (0.7%)
Oil & Gas (0.7%)
320	USD	Petroliam Nasional Berhad, Rule 144A, Bonds ‡	(A-, A1)	08/15/15	7.750	369,431
TOTAL MALAYSIA						369,431

Netherlands (5.0%)
Banks (1.7%)
500	CAD	Bank Nederlandse Gemeenten NV, Senior Unsubordinated Notes	(AAA, Aaa)	03/07/25	5.150	482,536
300	EUR	ING Bank NV, Series EMTN, Subordinated Notes	(AA-, Aa2)	05/29/23	6.125	448,537
						931,073
Beverages (0.1%)
50	EUR	Diageo Capital BV	(A-, A3)	07/01/13	5.500	77,896
Chemicals (0.6%)
77	EUR	BASF Finance Europe NV	(AA-, Aa3)	09/26/14	5.000	119,820
150	EUR	Linde Finance BV, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	04/24/12	4.375	226,672
						346,492

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Netherlands
Electric (0.2%)
50	EUR	E.ON International Finance BV, Series EMTN	(A, A2)	06/06/14	5.250	$77,922
Insurance (1.7%)
100	EUR	Allianz Finance II BV	(AA, Aa3)	03/06/13	5.000	154,832
550	EUR	Allianz Finance II BV, Euro-zone Company Guaranteed Notes	(AA, Aa3)	11/23/16	4.000	781,834
						936,666
Sovereign (0.6%)
200	EUR	Government of the Netherlands	(NR, Aaa)	07/15/12	5.000	319,074
Telecommunications (0.1%)
50	EUR	Koninklijke KPN NV, Series EMTN, Notes	(BBB+, Baa2)	11/13/12	5.000	75,032
TOTAL NETHERLANDS						2,764,155

Norway (3.0%)
Diversified Financials (3.0%)
180,000	JPY	Eksportfinans ASA, Global Bonds	(AA+, Aaa)	06/21/10	1.800	1,689,880
TOTAL NORWAY						1,689,880

Spain (1.3%)
Banks (1.3%)
500	EUR	Banco Santander SA	(NR, Aaa)	02/06/14	3.500	712,919
TOTAL SPAIN						712,919

Sweden (0.4%)
Telecommunications Equipment (0.4%)
150	EUR	Telefonaktiebolaget LM Ericsson, Series EMTN, Notes	(BBB+, Baa1)	06/27/17	5.375	204,218
TOTAL SWEDEN						204,218

United Kingdom (12.2%)
Agriculture (0.1%)
50	EUR	BAT International Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	03/12/15	5.875	76,351
Banks (1.3%)
500	EUR	Bank of Scotland PLC, Series EMTN, Covered Notes	(AAA, Aaa)	07/13/16	4.375	720,572
Consumer/Commercial/Lease Financing (0.4%)
250	USD	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) §‡	(B, B1)	08/01/15	8.625	220,000
Diversified Financials (0.5%)
200	EUR	Lehman Brothers Holdings, Inc., Series EMTN, Senior Unsecured Notes	(A, A2)	10/17/12	5.375	268,671
Diversified Telecommunication Services (0.3%)
100	EUR	Vodafone Group PLC, Series EMTN, Senior Unsecured Notes	(A-, Baa1)	06/18/10	5.875	157,295
Electric (0.4%)
150	EUR	Scottish & Southern Energy PLC, Series EMTN, Senior Unsecured Notes	(A, A2)	07/29/13	6.125	237,139
Gas (0.1%)
50	EUR	National Grid Gas PLC, Series EMTN, Senior Unsecured Notes	(A-, A3)	05/14/13	5.125	77,051
Mining (0.3%)
100	EUR	Anglo American Capital PLC, Series EMTN, Company Guaranteed Notes	(A-, A2)	04/17/15	5.875	151,936
Pharmaceuticals (0.1%)
50	USD	AstraZeneca PLC, Series EMTN, Senior Unsubordinated Notes	(AA-, A1)	11/12/10	4.625	77,044
Sovereign (8.4%)
1,525	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/12	5.000	3,044,115
800	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/25	5.000	1,606,049
						4,650,164
Water Utilities (0.3%)
100	USD	Severn Trent PLC	(A, A2)	03/11/16	5.250	151,973

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
TOTAL UNITED KINGDOM						$6,788,196

United States (35.6%)
Agriculture (0.3%)
100	EUR	Cargill, Inc.	(A, A2)	04/29/13	4.375	144,371
Automobile Manufacturers (1.8%)
200	EUR	DaimlerChrysler North America Holding Corp., Series EMTN, Company Guaranteed Notes	(A-, A3)	03/16/10	4.375	306,823
710	USD	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes §	(A-, A3)	03/15/11	5.875	713,931
						1,020,754
Banks (0.5%)
410	USD	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)	(A+, A1)	03/29/49	6.189	287,161
Diversified Financials (3.7%)
215	USD	American Express Co., Notes (Callable 09/01/16 @ $100.00) §	(A-, A3)	09/01/66	6.800	192,716
215	USD	Ameriprise Financial, Inc., Senior Unsecured Notes	(A, A3)	11/15/10	5.350	213,544
260	USD	BAE Systems Holdings, Inc., Rule 144A, Notes ‡	(BBB+, Baa2)	08/15/10	4.750	263,596
59	USD	Capital Auto Receivables Asset Trust	(AAA, Aaa)	10/15/09	5.030	59,596
110	USD	GMAC LLC, Global Senior Unsecured Notes §	(B, B3)	05/15/09	5.625	100,164
60	USD	GMAC LLC, Senior Unsecured Notes §	(B, B3)	12/01/14	6.750	34,406
200	USD	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00)	(A, A1)	11/30/35	5.911	153,408
160	USD	John Deere Capital Corp., Series MTN, Notes	(A, A2)	07/25/11	5.650	165,041
236	USD	Residential Capital LLC, Rule 144A, Secured Notes (Callable 05/15/10 @ $104.81) ‡	(CCC-, Caa3)	05/15/15	9.625	93,220
30	USD	Residential Capital LLC, Rule 144A, Senior Secured Notes ‡	(CCC+, Caa2)	05/15/10	8.500	21,600
230	USD	The Goldman Sachs Group, Inc., Global Notes §	(AA-, Aa3)	01/15/15	5.125	217,110
995	USD	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00)	(A-, A3)	03/15/42	5.800	562,468
						2,076,869
Electric (0.3%)
130	USD	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	138,998
Healthcare Services (0.5%)
265	USD	WellPoint, Inc., Global Unsecured Notes	(A-, Baa1)	01/15/11	5.000	262,311
Insurance (5.8%)
275	USD	American International Group, Inc., Global Senior Unsecured Notes §	(AA-, Aa3)	05/15/13	4.250	244,501
290	USD	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes §	(AAA, Aaa)	01/15/10	4.125	292,626
200,000	JPY	GE Financial Assurance Holdings, Inc., Global Notes	(A, A2)	06/20/11	1.600	1,717,617
500	USD	Merna Reinsurance, Ltd., Series A, Senior Notes #	(NR, Aa2)	07/07/10	3.451	471,600
500	USD	Merna Reinsurance, Ltd., Series B, Secured Notes #	(NR, A2)	07/07/10	4.551	477,050
						3,203,394
Lodging (0.3%)
200	USD	Inn of the Mountain Gods Resort & Casino, Global Senior Notes (Callable 09/15/08 @ $106.00) §	(B, B3)	11/15/10	12.000	147,000
Media (0.5%)
310	USD	Time Warner, Inc., Company Guaranteed Notes §	(BBB+, Baa2)	11/15/16	5.875	290,993
Mortgage Backed Securities (16.8%)
507	USD	Fannie Mae #	(AAA, Aaa)	02/25/37	2.661	496,804
473	USD	Fannie Mae Pool #685200 ‡‡	(AAA, Aaa)	03/01/18	5.000	469,830
1,320	USD	Fannie Mae Pool #735661 #‡‡	(AAA, Aaa)	12/01/17	5.500	1,336,585
1,207	USD	Fannie Mae Pool #831730 ‡‡	(AAA, Aaa)	09/01/36	6.500	1,242,075
1,675	USD	Fannie Mae Pool #848193 ‡‡	(AAA, Aaa)	11/01/35	5.500	1,643,406
1,293	USD	Fannie Mae Pool #976845 #‡‡	(AAA, Aaa)	11/01/20	4.500	1,260,978
170	USD	Federal Home Loan Pool #1J0867 #	(AAA, Aaa)	01/01/38	5.144	172,295
1,343	USD	Freddie Mac ‡‡	(AAA, Aaa)	02/15/13	3.750	1,329,893
11,956	USD	Freddie Mac #‡‡	(AAA, Aaa)	08/15/35	3.803	1,224,732
167	USD	Wachovia Auto Owner Trust, Series 2006-A, Class A3	(AAA, Aaa)	02/22/11	5.350	168,342
						9,344,940
Oil & Gas (1.4%)
175	USD	Enterprise Products Operating LP, Series B, Global Senior Notes	(BBB-, Baa3)	10/15/34	6.650	164,976
235	USD	Hess Corp., Senior Unsecured Notes	(BBB-, Baa2)	08/15/31	7.300	254,769

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Oil & Gas
200	USD	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes ‡#	(BBB, Baa1)	06/15/10	4.076	$200,400
155	USD	XTO Energy, Inc., Notes	(BBB, Baa2)	06/30/15	5.300	150,111
						770,256
Pharmaceuticals (0.5%)
300	USD	Bristol-Myers Squibb Co., Notes §	(A+, A2)	08/15/13	5.250	304,792
Retail (0.2%)
140	USD	The Home Depot, Inc., Global Senior Unsecured Notes	(BBB+, Baa1)	03/01/16	5.400	128,144
Telecommunications Equipment (2.3%)
385	USD	AT&T, Inc., Global Notes §	(A, A2)	09/15/34	6.150	357,634
250	USD	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 08/11/08 @ $105.06)	(B, B2)	06/15/13	10.125	261,250
315	USD	Embarq Corp., Notes §	(BBB-, Baa3)	06/01/16	7.082	294,803
40	USD	Sprint Capital Corp., Global Company Guaranteed Notes §	(BB, Baa3)	03/15/32	8.750	35,783
335	USD	Verizon Communications, Inc., Global Senior Notes §	(A, A3)	02/15/16	5.550	326,244
						1,275,714
Whole Loan CMOS (0.7%)
364	USD	USAA Auto Owner Trust, Series 2006-2, Class A3	(AAA, Aaa)	09/15/10	5.320	366,097
TOTAL UNITED STATES						19,761,794
TOTAL BONDS (Cost $50,842,163)						51,999,336

Number of Shares

SHORT-TERM INVESTMENTS (6.8%)
1,183,438	State Street Navigator Prime Portfolio §§					1,183,438

Par (000)

65	USD	Fannie Mae Discount Notes	(AAA, Aaa)	08/29/08	1.672	64,894
2,517		State Street Bank and Trust Co. Euro Time Deposit		08/01/08	0.850	2,517,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,765,332)						3,765,332

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $54,607,495)						55,764,668

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)						(99,377)

NET ASSETS (100.0%)						$55,665,291

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)

U.K. Long Gilt Futures	14	09/26/08	$2,950,792	$2,977,372	$26,580
U.S. Treasury 10 Year Notes Futures	7	09/19/08	782,039	803,797	21,758
U.S. Treasury 5 Year Notes Futures	12	09/30/08	1,341,014	1,336,031	(4,983)
U.S. Treasury 2 Year Notes Futures	9	09/30/08	1,908,713	1,908,000	(713)
U.S. Treasury 30 Year Bonds Futures	8	09/19/08	939,009	924,000	(15,009)
			$7,921,567	$7,949,200	$27,633

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollars	09/17/08	AUD	(1,250,663)	$(1,154,308)	$(1,168,696)	$(14,388)
Australian Dollars	09/17/08	AUD	1,416,779	1,336,449	1,323,925	(12,524)
Australian Dollars	09/17/08	AUD	1,155,584	1,100,000	1,079,848	(20,152)
Australian Dollars	09/17/08	AUD	(1,200,000)	(1,126,200)	(1,121,354)	4,846
Australian Dollars	09/17/08	AUD	(266,000)	(215,954)	(211,188)	4,766
Australian Dollars	09/17/08	AUD	(1,162,668)	(1,100,000)	(1,086,468)	13,532
Canadian Dollar	09/17/08	CAD	1,100,000	1,076,953	1,071,928	(5,025)
Canadian Dollar	09/17/08	CAD	(1,110,000)	(1,081,353)	(1,081,673)	(320)
Canadian Dollar	09/17/08	CAD	1,200,000	1,176,125	1,169,376	(6,749)
Canadian Dollar	09/17/08	CAD	(1,600,000)	(1,554,455)	(1,559,168)	(4,713)
Canadian Dollar	09/17/08	CAD	(1,217,875)	(1,197,024)	(1,186,795)	10,229
Canadian Dollar	09/17/08	CAD	(1,121,560)	(1,100,000)	(1,092,938)	7,062
Danish Krone	09/17/08	DKK	1,845,251	381,335	384,802	3,467
European Economic Unit	09/17/08		€361,591	561,062	562,715	1,653
European Economic Unit	09/17/08		€782,932	1,200,000	1,218,417	18,417
European Economic Unit	09/17/08		€530,000	816,974	824,798	7,824
European Economic Unit	09/17/08		€777,242	1,200,000	1,209,562	9,562
European Economic Unit	09/17/08		€(776,336)	(1,200,000)	(1,208,152)	(8,152)
European Economic Unit	09/17/08		€(660,000)	(1,020,592)	(1,027,107)	(6,515)
European Economic Unit	09/17/08		€(765,597)	(1,200,000)	(1,191,595)	8,405
British Pound	09/17/08		£(879,083)	(1,708,103)	(1,735,013)	(26,910)
Japanese Yen	09/17/08		¥125,000,000	1,154,308	1,159,747	5,439
Japanese Yen	09/17/08		¥129,372,000	1,200,000	1,200,310	310
Japanese Yen	09/17/08		¥116,196,300	1,100,000	1,078,066	(21,934)
Japanese Yen	09/17/08		¥117,772,600	1,100,000	1,092,691	(7,309)
Japanese Yen	09/17/08		¥260,000,000	2,435,547	2,412,273	(23,274)
Japanese Yen	09/17/08		¥128,714,880	1,200,000	1,194,213	(5,787)
Japanese Yen	09/17/08		¥(117,877,100)	(1,100,000)	(1,093,661)	6,339
Japanese Yen	09/17/08		¥(128,391,600)	(1,200,000)	(1,191,214)	8,786
Japanese Yen	09/17/08		¥(227,219,151)	(2,118,990)	(2,108,133)	10,857
Japanese Yen	09/17/08		¥(116,000,000)	(1,107,204)	(1,076,245)	30,959
Japanese Yen	09/17/08		¥(117,128,000)	(1,100,000)	(1,086,710)	13,290
Norwegian Krone	09/17/08	NOK	(5,599,220)	(1,076,953)	(1,085,737)	(8,784)
Norwegian Krone	09/17/08	NOK	5,666,994	1,081,353	1,098,879	17,526
Norwegian Krone	09/17/08	NOK	(6,176,580)	(1,176,125)	(1,197,692)	(21,567)
Norwegian Krone	09/17/08	NOK	6,108,806	1,175,449	1,184,550	9,101
Swedish Krona	09/17/08	SEK	(3,400,000)	(561,062)	(560,244)	818
Swedish Krona	09/17/08	SEK	1,732,565	285,489	285,488	(1)
Swedish Krona	09/17/08	SEK	2,308,180	380,322	380,337	15
Swedish Krona	09/17/08	SEK	1,000,000	164,785	164,778	(7)
				$(2,972,172)	$(2,973,080)	$(908)

INVESTMENT ABBREVIATIONS

EMTN =Euro Medium Term Note

MTN= Medium Term Note

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $1,168,247 or 2.1% of net assets.

#	Variable rate obligations — The interest rate is the rate as of July 31, 2008.
‡‡	Collateral segregated for futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro Currency

GBP = British Pound

JPY = Japanese Yen

USD = U.S. Dollar

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $54,607,495, $2,535,293, $(1,378,120) and $1,157,173, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008